SHORT - TERM DEBT AND LONG-TERM DEBT - Schedule Of Debt Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Total	$ 0	$ 1,585
Silicon Valley Bank
Total	$ 1,585	$ 1,585